Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Consolidated Statements of Comprehensive Loss
Net income/ (loss)	$ 4,349	$ (26,351)
Other comprehensive income/ (loss)
Total other comprehensive income/(loss)	0	0
Total comprehensive income/ (loss)	$ 4,349	$ (26,351)